Short-term Investments	12 Months Ended
Dec. 31, 2015
Short-term Investments .
Short-term Investments

6.Short-term Investments

As of December 31, 2014 and 2015, the Group’s short-term investments mainly consisted of held-to-maturity investments which are fixed-rate corporate bonds and financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2015, the effective yields of short-term investments ranged from 2.60% to 5.30% per annum (2014: 3.05% to 5.18% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2014
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities - fixed rate investments	350,528	—	350,528
Other short-term investments	1,708,024	—	1,708,024

	2,058,552	—	2,058,552

	December 31, 2015
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities - fixed rate investments	153,522	—	153,522
Other short-term investments	4,859,977	—	4,859,977

	5,013,499	—	5,013,499

During the years ended December 31, 2013, 2014 and 2015, the Group recorded investment income related to short-term investments of RMB35.8 million, RMB64.2 million  and RMB143.1 million in the consolidated statements of operations and comprehensive income, respectively.

In addition, as of December 31, 2014, the Group had a loan from an offshore bank in the principal amount of US$90.0 million (RMB550.7 million) that were secured by RMB deposits of the Group in an onshore branch of this bank in the amount of RMB614.2 million,  which was recognized as a short-term investment. (See Note 13)